MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
                        TWO WORLD TRADE CENTER
                       NEW YORK, NEW YORK 10048




                                        August 31, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter Financial Services Trust
     File 333-16177
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 27, 1999.




                                        Very truly yours,
                                     /s/Natasha Kassian
                                        Natasha Kassian
                                        Assistant Secretary





cc: Larry Greene
    Barry Fink